UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-5011

Name of Fund:  CMA New York Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA New York Municipal Money Fund, 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
March 31, 2003


CMA New York
Municipal Money Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA New York Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the year ended March 31, 2003, CMA New York Municipal Money Fund paid shareholders a net annualized yield of .91%.* As of March 31, 2003, the Fund's 7-day yield was .71%.


Economic Environment
For the six-month period ended March 31, 2003, the New York State economy continued to be significantly affected by the national economic slowdown, the bursting of the stock market bubble and the lingering effects of September 11, 2001. The state's retail and manufacturing sectors showed minimal growth as lower consumer confidence levels and rising unemployment weighed on consumer sentiment. New York's economy has become increasingly dependent on the banking and financial services sector, and the massive layoffs and corporate downsizing of the last three years have negatively impacted tax revenues. In fiscal year 2002, state personal income tax collections declined 3.3% and are estimated to decline by another 10.4% for fiscal year 2003. The New York State unemployment rate in February 2003 stood at 6.3% compared to the national average of 5.8%. The state is currently expecting larger budget gaps in the coming months as reserves have been drawn down to balance the current fiscal year. The state estimates that the budget gap for fiscal year 2003 is approximately $2.2 billion and for fiscal year 2004 is fore cast at $9.3 billion. During fiscal year 2002, the state's net tax-supported debt level reached $38.8 billion, the highest among the states, yielding a debt per capita of $2,045, ranking New York fifth among the states. This high debt level, combined with the state's depleted reserves, leaves the state fiscally vulnerable to future economic problems.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Investment Strategy
Throughout the course of the fiscal year, we continued to maintain a very high percentage of fixed rate notes as we anticipated falling interest rates and a sluggish economy. We also maintained very large positions in tax-exempt commercial paper, which we used to extend the Fund's maturity. However, we reduced that position during the last quarter as the short-term tax-exempt yield curve flattened. We used these instruments to keep the Fund's average maturity in the 45-day - 70-day range.

With an increased short-term tax-exempt supply and expected outflows from money funds associated with tax season, we will adopt a more neutral position since we anticipate that the Federal Reserve Board will leave interest rates unchanged until the end of the war with Iraq when the state of the economy can be better gauged. We will look to extend the Fund's average maturity if attractive yield levels become available and the Federal Reserve Board maintains its status quo on short-term interest rates. We continue to work closely with our credit department to maintain the highest quality portfolio possible. Diversity and credit quality remain important, and we will continue to closely monitor the ever-changing marketplace.


In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Portfolio Manager


April 16, 2003



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                                                                 (IN THOUSANDS)

                    Face
State              Amount                                       Issue                                                Value
New York--         $23,340   ABN Amro Munitops Certificates Trust, Revenue Refunding Bonds, AMT, VRDN,
99.8%                        Series 2002-10, 1.30% due 11/15/2010 (d)(f)                                         $   23,340
                     2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project),VRDN,
                             1.25% due 12/29/2010 (f)                                                                 2,500
                     6,815   Andover, New York, Central School District, GO, BAN, 2.50% due 6/27/2003                 6,826
                    25,000   Arlington, New York, Central School District, GO, BAN, 2% due 12/19/2003                25,142
                     8,999   Bath, New York, Central School District, GO, BAN, 2.375% due 6/27/2003                   9,012
                             Binghamton, New York, City School District, GO:
                     7,984     BAN, 2% due 2/20/2004                                                                  8,041
                     7,500     RAN, 2% due 10/23/2003                                                                 7,534
                    14,895   Brunswick, New York, Central School District, GO, BAN, 2.50% due 6/18/2003              14,917
                     9,370   Campbell-Savona, New York, Central School District, GO, BAN, 2.375% due
                             6/27/2003                                                                                9,382
                     2,770   Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                             Corporation), VRDN, AMT, Series A, 1.35% due 9/01/2021 (f)                               2,770
                     2,500   Center Moriches, New York, Union Free School District, GO, TAN, 2.25%
                             due 6/30/2003                                                                            2,504
                    25,000   Central Islip, New York, Union Free School District, GO, TAN, 2.375%
                             due 6/27/2003                                                                           25,046
                    19,056   Cheektowaga, New York, Central School District, GO, BAN, 2.50% due
                             6/05/2003                                                                               19,082
                    10,000   Chemung County, New York, GO, RAN, 2.25% due 8/15/2003                                  10,024
                     8,500   Connetquot Central School District, New York, Islip, GO, TAN, 2.375% due 6/27/2003       8,516
                     5,900   Copiague, New York, Union Free School District, GO, TAN, 2.375% due 6/26/2003            5,909
                     3,500   Dutchness County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling
                             School Corporation), VRDN, 1.15% due 10/01/2032 (f)                                      3,500
                     7,995   Eagle Tax-Exempt Trust, New York City, VRDN, Series 1994-C4, 1.18% due
                             8/01/2003 (f)                                                                            7,995
                    29,700   Eagle Tax-Exempt Trust, New York State Electric and Gas, VRDN, Series 943202,
                             1.18% due 4/01/2034 (d)(f)                                                              29,700
                    29,700   Eagle Tax-Exempt Trust, New York State Local Government, VRDN, Series 943201,
                             1.18% due 4/01/2034 (f)                                                                 29,700
                             Eagle Tax-Exempt Trust, New York, VRDN (f):
                    10,145     Series 2001-323, 1.03% due 4/01/2017                                                  10,145
                    24,500     Series 983201, 1.18% due 4/01/2017                                                    24,500
                     7,730   Eagle Tax-Exempt Trust, Revenue Refunding Bonds, VRDN, Series 2002-6003,
                             Class A, 1.18% due 11/15/2032 (d)(f)                                                     7,730
                     5,200   Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, VRDN,
                             Series 96C, 1.18% due 1/01/2005 (f)                                                      5,200
                    19,500   East Islip, New York, Union Free School District, GO, TAN, 2.50% due 6/27/2003          19,540




Portfolio Abbreviations for CMA New York Municipal Money Fund

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity
           Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                    Face
State              Amount                                       Issue                                                Value
New York           $ 6,910   Elmira Heights, New York, Central School District, GO, BAN, 2.50% due 6/27/2003     $    6,924
(continued)          9,000   Elwood, New York, Union Free School District, GO, Refunding, BAN, 2% due
                             12/19/2003                                                                               9,048
                             Erie County, New York, IDA, Civic Facility Revenue Bonds, VRDN (f):
                     1,665     (Claddagh Commission Inc. Project), 1.25% due 12/01/2015                               1,665
                     4,155     Multi-Mode (Child and Family Services of Erie County), 1.25% due
                               6/01/2022                                                                              4,155
                     8,000   Erwin, New York, GO, BAN, 2% due 9/25/2003                                               8,027
                     6,845   Fabius-Pompey, New York, Central School District, GO, BAN, 2.75% due
                             6/27/2003                                                                                6,861
                     9,000   Fairport, New York, Central School District, GO, BAN, 2% due 3/13/2004                   9,074
                       500   Fayetteville-Manlius, New York, Central School District, GO, Refunding,
                             2% due 6/15/2003 (b)                                                                       500
                             Freeport, New York, GO, Refunding, BAN:
                     5,000     Series A, 1.75% due 1/22/2004                                                          5,018
                     1,279     Series B, 2% due 3/18/2004                                                             1,290
                     2,000   Freeport, New York, Union Free School District, GO, TAN, 2.50% due 6/26/2003             2,003
                     2,745   Guilderland, New York, IDA, Civic Facility Revenue Bonds (West Turnpike),
                             VRDN, Series A, 1.25% due 4/01/2020 (f)                                                  2,745
                     4,000   Hauppauge, New York, Union Free School District, GO, TAN, 2.50% due 6/26/2003            4,009
                    15,500   Hempstead, New York, IDA, IDR (FCD Lynbrook Housing LLC Project), VRDN,
                             AMT, 1.21% due 12/01/2029 (f)                                                           15,500
                     7,000   Hempstead, New York, Union Free School District (State Aid), GO, RAN, 2.75%
                             due 6/26/2003                                                                            7,016
                     1,200   Highland Falls-Fort Montgomery, New York, Central School District, GO, TAN,
                             2.50% due 6/26/2003                                                                      1,202
                     7,700   Hilton, New York, Central School District, GO, BAN, 2.50% due 10/21/2003                 7,738
                    16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN,
                             AMT, 1.21% due 12/01/2029 (f)                                                           16,000
                     6,000   Islip, New York, Union Free School District 002, GO, TAN, 2.50% due 6/26/2003            6,011
                     4,900   Ithaca City, New York, City School District, GO, RAN, 2.50% due 6/27/2003                4,911
                    14,950   Jamestown, New York, City School District, GO, BAN, 2.50% due 7/02/2003                 14,978
                     3,410   Jamestown, New York, Community College Regional Board of Trustees, RAN,
                             2.25% due 9/05/2003                                                                      3,421
                     5,920   Jefferson County, New York, GO, BAN, 1.70% due 4/17/2003                                 5,921
                    29,900   Johnson City, New York, Central School District, GO, BAN, 2% due 7/10/2003              29,958
                     8,000   Kings Park, New York, Central School District, GO, TAN, 2.50% due 6/26/2003              8,017
                    13,150   Lackawanna, New York, City School District, GO, BAN, 2.375% due 6/17/2003               13,164
                     8,600   Lewiston-Porter, New York, Central School District, GO, BAN, 2.50% due
                             6/18/2003                                                                                8,613
                     3,000   Lindenhurst, New York, Union Free School District, GO, TAN, 2.25% due
                             6/26/2003                                                                                3,007
                    13,812   Liverpool, New York, Central School District, GO, BAN, 2% due 4/02/2004                 13,921
                    33,000   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                             Sub-Series 3A, 1.15% due 5/01/2033 (f)                                                  33,000
                    20,876   Long Island Power Authority, New York, Electric System Revenue Refunding
                             Bonds, FLOATS, Series 339, 1.18% due 12/01/2026 (e)(f)                                  20,876
                     3,181   Lowville, New York, Central School District, GO, BAN, 2.50% due 6/18/2003                3,185
                    20,660   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                             Bonds, FLOATS, Series 733, 1.18% due 10/01/2014 (d)(f)(h)                               20,660
                             Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                             Refunding Bonds (d)(f):
                    20,000     FLOATS, Series 704, 1.18% due 11/15/2026                                              20,000
                    33,700     VRDN, Series B, 1.10% due 11/01/2022                                                  33,700




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                    Face
State              Amount                                       Issue                                                Value
New York                     Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
(continued)                  MERLOTS (b)(f):
                   $38,835     Series A52, 1.24% due 11/15/2022                                                  $   38,835
                     8,500     Series B25, 1.24% due 11/15/2025                                                       8,500
                    10,000   Metropolitan Transportation Authority, New York, Service Contract Revenue
                             Bonds, MERLOTS, Series A-43, 1.24% due 1/01/2010 (b)(f)                                 10,000
                    15,000   Metropolitan Transportation Authority, New York, Service Contract Revenue
                             Refunding Bonds, FLOATS, Series 678, 1.18% due 7/01/2025 (b)(f)                         15,000
                             Monroe County, New York, GO:
                     5,000     BAN, 3% due 8/01/2003                                                                  5,023
                    43,000     RAN, 2.50% due 4/15/2003                                                              43,016
                     1,855   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN
                             1.35% due 1/01/2012 (f)                                                                  1,855
                    10,513   New Rochelle, New York, GO, BAN, 2% due 3/19/2004                                       10,606
                             New York City, New York, City Housing Development Corporation, M/F Mortgage
                             Revenue Bonds VRDN, AMT, Series A (f):
                     2,100     (Fountains at Spring Creek Project), 1.15% due 11/01/2033                              2,100
                     3,550     (Lafayette Project), 1.15% due 11/01/2033                                              3,550
                    20,000     (West 48th Street Development), 1.15% due 1/15/2034                                   20,000
                             New York City, New York, City Housing Development Corporation, M/F Rental
                             Housing Revenue Bonds, VRDN, AMT, Series A (f):
                    22,200     (Brittany Development), 1.15% due 6/15/2029                                           22,200
                   105,200     (One Columbus Place Development), 1.15% due 11/15/2028 (c)                           105,200
                    21,200     (Tribeca Towers), 1.15% due 11/15/2019 (c)                                            21,200
                    43,900     (West 43rd Street Development), 1.15% due 4/15/2029 (c)                               43,900
                    34,700     (West 89th Street Development), 1.15% due 11/15/2029                                  34,700
                     1,600   New York City, New York, City IDA, Civic Facility Revenue Bonds (Hewitt School
                             Project), VRDN, 1.25% due 12/01/2034 (f)                                                 1,600
                     3,940   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds,
                             FLOATS, Series 774, 1.18% due 1/15/2018 (a)(f)                                           3,940
                             New York City, New York, City Municipal Water Finance Authority, Water and
                             Sewer System Revenue Bonds, MSTR, VRDN (f):
                    29,100     Series SGB-25, 1.18% due 6/15/2023 (e)                                                29,100
                    42,500     Series SGB-26, 1.18% due 6/15/2029 (e)                                                42,500
                    51,530     Series SGB-27, 1.18% due 6/15/2024 (d)                                                51,530
                     1,000   New York City, New York, City Municipal Water Finance Authority, Water and
                             Sewer System Revenue Bonds, VRDN, Series C, 1.15% due 6/15/2022 (b)(f)                   1,000
                    14,900   New York City, New York, City Transitional Finance Authority Revenue Bonds,
                             FLOATS, Series 536, 1.18% due 5/01/2015 (e)(f)                                          14,900
                             New York City, New York, City Transitional Finance Authority Revenue Bonds,
                             Future Tax Secured, VRDN (f):
                     3,370     Series A-1, 1.20% due 11/15/2022                                                       3,370
                     1,300     Series C, 1.15% due 5/01/2028                                                          1,300
                             New York City, New York, City Transitional Finance Authority Revenue Bonds
                             (New York City Recovery), VRDN, Series 1 (f):
                    13,710     Sub-Series 1-A, 1.15% due 11/01/2022                                                  13,710
                    30,000     Sub-Series 1-B, 1.20% due 11/01/2022                                                  30,000
                             New York City, New York, City Transitional Finance Authority Revenue Bonds,
                             VRDN (f):
                    66,300     Sub-Series 2-D, 1.15% due 11/01/2022                                                  66,300
                     1,500     Sub-Series 2-F, 1.15% due 11/01/2022                                                   1,500
                     4,400   New York City, New York, City Transitional Finance Authority, Revenue
                             Refunding Bonds, Future Tax Secured, VRDN, Sub-Series C-3, 1.20% due
                             8/01/2031 (f)                                                                            4,400




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                    Face
State              Amount                                       Issue                                                Value
New York           $ 1,500   New York City, New York, City Transitional Finance Authority, Revenue
(continued)                  Refunding Bonds (New York City Recovery), VRDN, Series 3, Sub-Series 3-B,
                             1.20% due 11/01/2022 (f)                                                            $    1,500
                    26,100   New York City, New York, City Transitional Finance Authority, Special Tax
                             Revenue Refunding Bonds, VRDN, Series C, 1.15% due 2/01/2032 (f)                        26,100
                             New York City, New York, City Trust Cultural Resource Revenue Bonds (a)(f):
                     3,865     FLOATS, Series 162, 1.18% due 7/01/2029                                                3,865
                     3,500     MSTR, VRDN, Series SGA-91, 1.20% due 7/01/2009                                         3,500
                             New York City, New York, GO:
                    49,100     FLOATS, Series L28J, 1.25% due 4/11/2003 (f)                                          49,100
                     5,000     MSTR, VRDN, SGB-36, 1.15% due 6/01/2022 (a)(f)                                         5,000
                    25,000     RAN, 2.50% due 4/11/2003                                                              25,006
                             New York City, New York, GO, Refunding (f):
                     8,420     FLOATS, Series 673, 1.18% due 8/01/2012 (g)                                            8,420
                     5,525     VRDN, Series H, Sub-Series H-4, 1.15% due 8/01/2014 (a)                                5,525
                     1,500     VRDN, Sub-Series E-5, 1.15% due 8/01/2009                                              1,500
                       400     VRDN, Sub-Series E-5, 1.20% due 8/01/2019                                                400
                    12,400     VRDN, Sub-Series G-2, 1.10% due 8/01/2014                                             12,400
                             New York City, New York, GO, VRDN (f):
                     1,100     Series B, Sub-Series B-4, 1.15% due 8/15/2023 (e)                                      1,100
                       800     Series B, Sub-Series B-5, 1.15% due 8/15/2022 (e)                                        800
                     1,300     Series B, Sub-Series B-7, 1.15% due 8/15/2018 (a)                                      1,300
                       800     Series B-2, Sub-Series B-5, 1.15% due 8/15/2011 (e)                                      800
                     5,160     Series F-4, 1.125% due 2/15/2020                                                       5,160
                    11,500     Series J, Sub-Series J-3, 1.15% due 2/15/2016                                         11,500
                    11,745     Sub-Series A-9, 1.20% due 8/01/2018                                                   11,745
                     8,625   New York City, New York, IDA, Civic Facility Revenue Bonds (Heart Share
                             Human Services), VRDN, Series A, 1.10% due 7/01/2021 (f)                                 8,625
                    20,000   New York City, New York, Water Authority, CP, Series 7, 1.15% due 4/24/2003             20,000
                    19,421   New York State Commander of General Services Revenue Bonds (People of the
                             State of New York), VRDN, 1.15% due 9/01/2021 (f)                                       19,421
                     9,800   New York State Dormitory Authority Revenue Bonds, CP, 1.05% due 4/11/2003                9,800
                             New York State Energy Research and Development Authority, PCR (Niagara
                             Mohawk Power Corporation), VRDN (f):
                    28,600     AMT, Series A, 1.25% due 12/01/2023                                                   28,600
                    37,100     AMT, Series B, 1.25% due 7/01/2027                                                    37,100
                    10,000     Series A, 1.30% due 7/01/2015 (a)                                                     10,000
                    27,000   New York State Environmental Facilities (General Electric), CP, Series 97, 1.05%
                             due 8/15/2003                                                                           27,000
                             New York State, HFA, Housing Revenue Bonds, VRDN (f):
                    15,000     (10 Liberty Street), 1.10% due 11/01/2035                                             15,000
                    12,000     (West 43rd Street), AMT, Series A, 1.15% due 11/01/2034                               12,000
                             New York State, HFA, Revenue Bonds, VRDN, AMT, Series A (f):
                     6,400     (1500 Lexington Avenue Housing), 1.30% due 11/01/2034                                  6,400
                    28,600     (1501 Lex Associates LP), 1.15% due 5/15/2032                                         28,600
                    12,000     (Gethsemane Apartments), 1.20% due 5/15/2033                                          12,000
                    47,000     (Saxony Housing), 1.15% due 5/15/2030                                                 47,000
                    54,400     (Tribeca), 1.15% due 11/15/2029 (c)                                                   54,400
                    32,600     (Tribeca Pointe LLC), 1.15% due 5/15/2029 (c)                                         32,600
                    10,000     (Victory Housing), Series A, 1.20% due 11/01/2033                                     10,000
                     9,405   New York State, HFA, Service Contract Obligation Revenue Bonds, VRDN,
                             Series A, 1.55% due 3/15/2027 (f)                                                        9,405
                             New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN (f):
                     7,500     Series C, 1.125% due 3/15/2026                                                         7,500
                     7,500     Series D, 1.125% due 3/15/2026                                                         7,500




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                    Face
State              Amount                                       Issue                                                Value
New York                     New York State Local Government Assistance Corporation Revenue Refunding
(continued)                  Bonds (f):
                   $19,920     FLOATS, Series 77B, 1.21% due 4/01/2013 (d)                                       $   19,920
                     4,200     MSTR, VRDN, Series SGA-59, 1.20% due 4/01/2019                                         4,200
                    30,000     Sub-Lien, VRDN, Series A-6V, 1.10% due 4/01/2018 (d)                                  30,000
                     6,550   New York State Local Government Assistance Corporation, VRDN, Series C,
                             1.10% due 4/01/2025 (f)                                                                  6,550
                             New York State Power Authority, CP:
                    31,729     1.05% due 8/08/2003                                                                   31,729
                    23,700     Series 1, 1.05% due 4/15/2003                                                         23,700
                    14,400     Series 2, 1.05% due 6/12/2003                                                         14,400
                             New York State Power Authority Revenue Bonds (f):
                    12,645     FLOATS, Series 737, 1.18% due 11/15/2014 (e)                                          12,645
                    20,000     VRDN, Sub-Series 5, 1.10% due 11/15/2011                                              20,000
                    10,000   New York State Thruway Authority, General Revenue Bonds, CP, Series 1 and 2,
                             1.10% due 4/10/2003                                                                     10,000
                    12,830   New York State Thruway Authority, Highway and Bridge Trust Fund Revenue
                             Bonds, Series A, 3% due 4/01/2003                                                       12,830
                     6,970   New York State Thruway Authority, Service Contract Revenue Bonds, FLOATS,
                             Series 734, 1.18% due 4/01/2013 (a)(f)                                                   6,970
                     8,620   New York State Urban Development Corporation Revenue Bonds, MERLOTS,
                             Series A01, 1.24% due 3/15/2015 (b)(f)                                                   8,620
                     6,650   Niagara Falls, New York, City School District, GO, RAN, 2.50% due 10/10/2003             6,665
                     5,000   North Babylon, New York, Union Free School District, GO, TAN, 2.50%
                             due 6/26/2003                                                                            5,009
                     7,500   North Syracuse, New York, Central School District, GO, BAN, 2.375% due
                             6/20/2003                                                                                7,510
                     2,450   Onondaga County, New York, IDA, IDR (Peregrine International LLC Project),
                             VRDN, AMT, 1.15% due 5/01/2022 (f)                                                       2,450
                    15,000   Onondaga County, New York, IDA, Solid Waste Disposal Facility Revenue
                             Refunding Bonds (Solvay Paperboard Project), VRDN, AMT, 1.30% due 7/01/2023 (f)         15,000
                     3,615   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties
                             Inc. Project), VRDN, Series A, 1.25% due 6/01/2024 (f)                                   3,615
                     9,000   Otego-Unadilla, New York, Central School District, GO, BAN, 2.25% due
                             8/08/2003                                                                                9,021
                    10,000   Oyster Bay, New York, GO, Refunding, BAN, Series A, 2.25% due 1/23/2004                 10,083
                    10,000   Oyster Bay, New York, GO, TAN, Series A, 2.25% due 1/23/2004                            10,083
                    10,893   Oxford Academy and Central School District, New York, GO, BAN, 2.50% due
                             6/30/2003                                                                               10,914
                     2,500   Patchogue-Medford, New York, Union Free School District, GO, TAN, 2.25%
                             due 6/26/2003                                                                            2,506
                    13,150   Port Authority of New York and New Jersey, CP, AMT, 1.05% due 4/11/2003                 13,150
                             Port Authority of New York and New Jersey, Special Obligation Revenue
                             Refunding Bonds (Versatile Structure Obligation), VRDN (f):
                     1,000     AMT, Series 4, 1.25% due 4/01/2024                                                     1,000
                     4,400     AMT, Series 6, 1.25% due 12/01/2017                                                    4,400
                     4,200     Series 2, 1.15% due 5/01/2019                                                          4,200
                     2,400     Series 3, 1.15% due 6/01/2020                                                          2,400
                       300     Series 5, 1.18% due 8/01/2024                                                            300
                     5,500   Port Washington, New York, Union Free School District, GO, BAN, 2% due
                             12/04/2003                                                                               5,526
                     9,150   Putnam County, New York, GO, TAN, 2% due 12/19/2003                                      9,202
                     4,050   Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation Project),
                             VRDN, AMT, 1.21% due 1/01/2021 (f)                                                       4,050




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)                                                     (IN THOUSANDS)

                    Face
State              Amount                                       Issue                                                Value
New York           $34,240   Rochester, New York, GO, Refunding, BAN, Series I, 2% due 3/04/2004                 $   34,504
(concluded)                  Rochester, New York, GO, Refunding, RAN:
                    18,000     3% due 6/30/2003                                                                      18,056
                    20,000     Series III, 2.50% due 6/30/2003                                                       20,039
                    10,000   Rockland County, New York, GO, RAN, 3% due 4/09/2003                                    10,002
                    17,180   Sidney, New York, Central School District, GO, BAN, 2.50% due 6/30/2003                 17,214
                     2,500   South Country-Brookhaven, New York, Central School District, GO, TAN,
                             2.75% due 6/24/2003                                                                      2,505
                     5,105   Stony Point, New York, GO, BAN, 2.50% due 9/26/2003                                      5,130
                    13,780   Suffolk County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding
                             Bonds, ROCS, AMT, 1.40% due 7/01/2004 (a)(f)                                            13,780
                    10,000   Suffolk County, New York, Longwood Central School District, GO, TAN, 2.50%
                             due 6/30/2003                                                                           10,020
                    28,000   Sullivan West, New York, Central School District, GO, Refunding, BAN, 2.375%
                             due 6/20/2003                                                                           28,035
                       350   Syracuse, New York, GO, Refunding and Public Improvement Bonds, Series A,
                             2.50% due 10/15/2003 (d)                                                                   352
                     2,085   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, ROCS,
                             Series II-R-2013, 1.18% due 11/15/2021 (a)(f)                                            2,085
                             Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
                             Bonds (e)(f):
                    10,000     MERLOTS, Series B03, 1.24% due 11/15/2020                                             10,000
                     9,595     MERLOTS, Series B13, 1.24% due 11/15/2021                                              9,595
                    14,200     PUTTERS, Series 304, 1.20% due 11/15/2018                                             14,200
                     5,365     ROCS, Series II-R-1032, 1.18% due 11/15/2021                                           5,365
                    23,215   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                             Refunding Bonds, VRDN, Series A, 1.125% due 1/01/2031 (d)(f)                            23,215
                     8,250   Troy, New York, Central School District, GO, RAN, 2.70% due 4/15/2003                    8,251
                     5,150   Wappinger, New York, GO, BAN, 2.50% due 5/02/2003                                        5,153
                    14,300   Wellsville, New York, Central School District, GO, BAN, 2.50% due 6/17/2003             14,321
                    10,500   West Genesee, New York, Central School District, Camillus, GO, BAN, 2%
                             due 3/20/2004                                                                           10,593
                     2,685   White Plains, New York, GO, BAN, 1.50% due 8/29/2003                                     2,685
                    22,420   William Floyd, New York, Union Free School District, Mastics-Moriches-Shirley,
                             GO, TAN, 2.50% due 6/30/2003                                                            22,468
                     7,500   Yonkers, New York, GO, RAN, Series A, 2.75% due 6/13/2003                                7,509


Puerto Rico--        5,912   Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS,
0.2%                         Series 747D, 1.15% due 7/01/2017 (f)                                                     5,912

                             Total Investments (Cost--$2,528,817*)--100.0%                                        2,528,817
                             Liabilities in Excess of Other Assets--0.0%                                              (859)
                                                                                                                 ----------
                             Net Assets--100.0%                                                                  $2,527,958
                                                                                                                 ==========

(a)AMBAC Insured.
(b)FGIC Insured.
(c)FNMA Collateralized.
(d)FSA Insured.
(e)MBIA Insured.
(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(g)XL Capital Insured.
(h)Prerefunded.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
Assets:
Investments, at value (identified cost--$2,528,816,531)                                                     $ 2,528,816,531
Cash                                                                                                                  7,998
Interest receivable                                                                                              13,375,490
Prepaid registration fees and other assets                                                                        1,467,829
                                                                                                            ---------------
Total assets                                                                                                  2,543,667,848
                                                                                                            ---------------

Liabilities:
Payables:
  Securities purchased                                                                    $    14,273,499
  Investment adviser                                                                              896,243
  Distributor                                                                                     422,751        15,592,493
                                                                                          ---------------
Accrued expenses                                                                                                    117,569
                                                                                                            ---------------
Total liabilities                                                                                                15,710,062
                                                                                                            ---------------

Net Assets                                                                                                  $ 2,527,957,786
                                                                                                            ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                        $   252,840,646
Paid-in capital in excess of par                                                                              2,275,157,580
Accumulated realized capital losses--net                                                                           (40,440)
                                                                                                            ---------------

Net Assets--Equivalent to $1.00 per share based on 2,528,406,461 shares of
beneficial interest outstanding                                                                             $ 2,527,957,786
                                                                                                            ===============

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2003
Investment Income:
Interest and amortization of premium and discount earned                                                    $    37,947,859

Expenses:
Investment advisory fees                                                                  $    10,447,104
Distribution fees                                                                               3,180,194
Accounting services                                                                               369,850
Transfer agent fees                                                                               231,158
Professional fees                                                                                  79,371
Custodian fees                                                                                     62,620
Printing and shareholder reports                                                                   47,626
Registration fees                                                                                  30,437
Trustees' fees and expenses                                                                        24,663
Pricing fees                                                                                       23,365
Other                                                                                              28,544
                                                                                          ---------------
Total expenses                                                                                                   14,524,932
                                                                                                            ---------------
Investment income--net                                                                                           23,422,927

Realized Gain on Investments--Net                                                                                   140,098
                                                                                                            ---------------

Net Increase in Net Assets Resulting from Operations                                                        $    23,563,025
                                                                                                            ===============


See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 For the Year Ended
                                                                                                     March 31,
Increase (Decrease) in Net Assets:                                                               2003               2002
Operations:
Investment income--net                                                                    $    23,422,927   $    43,583,656
Realized gain on investments--net                                                                 140,098           239,895
                                                                                          ---------------   ---------------
Net increase in net assets resulting from operations                                           23,563,025        43,823,551
                                                                                          ---------------   ---------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                        (23,422,927)      (43,583,656)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                            6,380,700,131     7,040,258,060
Value of shares issued to shareholders in reinvestment of dividends                            23,422,173        43,585,041
                                                                                          ---------------   ---------------
                                                                                            6,404,122,304     7,083,843,101
Cost of shares redeemed                                                                   (6,539,337,036)   (6,944,374,681)
                                                                                          ---------------   ---------------
Net increase (decrease) in net assets derived from beneficial interest transactions         (135,214,732)       139,468,420
                                                                                          ---------------   ---------------

Net Assets:
Total increase (decrease) in net assets                                                     (135,074,634)       139,708,315
Beginning of year                                                                           2,663,032,420     2,523,324,105
                                                                                          ---------------   ---------------
End of year                                                                               $ 2,527,957,786   $ 2,663,032,420
                                                                                          ===============   ===============


See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share Operating Performance:
Net asset value, beginning of year                           $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
Investment income--net                                              .01          .02          .03          .03          .03
Realized gain (loss) on investments--net                           --++         --++         --++         --++         --++
                                                             ----------   ----------   ----------   ----------   ----------
Total from investment operations                                    .01          .02          .03          .03          .03
                                                             ----------   ----------   ----------   ----------   ----------
Less dividends from investment income--net                        (.01)        (.02)        (.03)        (.03)        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
Net asset value, end of year                                 $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return                                            .91%        1.74%        3.49%        2.86%        2.79%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses                                                           .57%         .57%         .58%         .58%         .61%
                                                             ==========   ==========   ==========   ==========   ==========
Investment income--net                                             .92%        1.72%        3.42%        2.83%        2.74%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data:
Net assets, end of year (in thousands)                       $2,527,958   $2,663,032   $2,523,324   $2,177,183   $1,826,720
                                                             ==========   ==========   ==========   ==========   ==========


++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $164,202 has been reclassified between paid-in capital in excess of par and accumulated capital losses. This reclassification has no effect on net assets or net asset value per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.



CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2003, the Fund reimbursed FAM $46,990 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:


                                      3/31/2003          3/31/2002

Distributions paid from:
   Tax-exempt income                 $23,422,927        $43,583,656
                                     -----------        -----------
Total distributions                  $23,422,927        $43,583,656
                                     ===========        ===========



As of March 31, 2003, there were no significant differences between the book and tax components of net assets.


5. Capital Loss Carryforward:
At March 31, 2003, the Fund had a net capital loss carryforward of approximately $40,440 of which $2,167 expires in 2004, $11,313 expires in 2006 and $26,960 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.




CMA NEW YORK MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA New York Municipal Money Fund as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA New York Municipal Money Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2003



CMA NEW YORK MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid by CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.




CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

                                                                                              Number of
                                                                                              Portfolios       Other
                                                                                               in Fund       Director-
                       Position(s)    Length                                                   Complex         ships
                           Held      of Time                                                 Overseen by      Held by
Name, Address & Age     with Fund     Served    Principal Occupation(s) During Past 5 Years    Trustee        Trustee
Interested Trustee

Terry K. Glenn*          President   1999 to    President and Chairman of Merrill Lynch        118 Funds        None
P.O. Box 9011            and         present    Investment Managers, L.P. ("MLIM")/Fund        162 Portfolios
Princeton,               Trustee     and        Asset Management, L.P. ("FAM")--Advised
NJ 08543-9011                        1988 to    Funds since 1999; Chairman (Americas
Age: 62                              present    Region) of MLIM from 2000 to 2002;
                                                Executive Vice President of MLIM and FAM
                                                (which terms as used herein include their
                                                corporate predecessors) from 1983 to 2002;
                                                President of FAM Distributors, Inc. ("FAMD")
                                                from 1986 to 2002 and Director thereof from
                                                1991 to 2002; Executive Vice President and
                                                Director of Princeton Services, Inc.
                                                ("Princeton Services") from 1993 to 2002;
                                                President of Princeton Administrators, L.P.
                                                from 1989 to 2002; Director of Financial Data
                                                Services, Inc. from 1985 to 2002.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.




                                                                                              Number of
                                                                                              Portfolios       Other
                                                                                               in Fund       Director-
                       Position(s)    Length                                                   Complex         ships
                           Held      of Time                                                 Overseen by      Held by
Name, Address & Age     with Fund    Served*    Principal Occupation(s) During Past 5 Years    Trustee        Trustee
Independent Trustees

Ronald W. Forbes         Trustee     1988 to    Professor Emeritus of Finance, School of       45 Funds         None
P.O. Box 9095                        present    Business, State University of New York at      51 Portfolios
Princeton,                                      Albany since 2000 and Professor thereof
NJ 08543-9095                                   from 1989 to 2000; International Consultant,
Age: 62                                         Urban Institute from 1995 to 1999.


Cynthia A. Montgomery    Trustee     1994 to    Professor, Harvard Business School since       45 Funds         Unum
P.O. Box 9095                        present    1989; Director, Unum Provident Corporation     51 Portfolios    Provident
Princeton,                                      since 1990; Director, Newell Rubbermaid, Inc.                   Corporation;
NJ 08543-9095                                   since 1995.                                                     Newell
Age: 50                                                                                                         Rubbermaid,
                                                                                                                Inc.




CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                              Number of
                                                                                              Portfolios       Other
                                                                                               in Fund       Director-
                       Position(s)    Length                                                   Complex         ships
                           Held      of Time                                                 Overseen by      Held by
Name, Address & Age     with Fund    Served*    Principal Occupation(s) During Past 5 Years    Trustee        Trustee
Independent Trustees (concluded)

Charles C. Reilly        Trustee     1990 to    Self-employed financial consultant since       45 Funds         None
P.O. Box 9095                        present    1990.                                          51 Portfolios
Princeton,
NJ 08543-9095
Age: 71


Kevin A. Ryan            Trustee     1992 to    Founder and Director Emeritus of The Boston    45 Funds         None
P.O. Box 9095                        present    University Center for the Advancement of       51 Portfolios
Princeton,                                      Ethics and Character; Professor of
NJ 08543-9095                                   Education at Boston University from 1982
Age: 70                                         to 1999 and Professor Emeritus since 1999.


Roscoe S. Suddarth       Trustee     2000 to    President, Middle East Institute from 1995     45 Funds         None
P.O. Box 9095                        present    to 2001; Foreign Service Officer, United       51 Portfolios
Princeton,                                      States Foreign Service from 1961 to 1995;
NJ 08543-9095                                   Career Minister from 1989 to 1995; Deputy
Age: 67                                         Inspector General, U.S. Department of
                                                State from 1991 to 1994; U.S. Ambassador to
                                                the Hashemite Kingdom of Jordan from 1987
                                                to 1990.


Richard R. West          Trustee     1988 to    Dean Emeritus of New York University,          45 Funds         Bowne & Co.,
P.O. Box 9095                        present    Leonard N. Stern School of Business            51 Portfolios    Inc.; Vornado
Princeton,                                      Administration since 1994.                                      Operating
NJ 08543-9095                                                                                                   Company;
Age: 65                                                                                                         Vornado
                                                                                                                Realty Trust;
                                                                                                                Alexander's,
                                                                                                                Inc.


Edward D. Zinbarg        Trustee     2000 to    Self-employed financial consultant since       45 Funds         None
P.O. Box 9095                        present    1994.                                          51 Portfolios
Princeton,
NJ 08543-9095
Age: 68


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                       Position(s)    Length
                           Held      of Time
Name, Address & Age     with Fund    Served*    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke          Vice        1993 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011            President   present    since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,               and         and        since 1999; Vice President of FAMD since 1999; Director of MLIM Taxation
NJ 08543-9011            Treasurer   1999 to    since 1990.
Age: 42                              present


Kenneth A. Jacob         Senior      2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011            Vice        present    of MLIM from 1997 to 2000.
Princeton,               President
NJ 08543-9011
Age: 51


John M. Loffredo         Senior      2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011            Vice        present    of MLIM from 1998 to 2000.
Princeton,               President
NJ 08543-9011
Age: 39


Phillip S. Gillespie     Secretary   2000 to    First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                        present    from 2000 to 2001; Vice President of MLIM from 1999 to 2000; Attorney
Princeton,                                      associated with MLIM since 1998; Assistant General Counsel of Chancellor
NJ 08543-9011                                   LGT Asset Management, Inc. from 1997 to 1998.
Age: 39


*Officers of the Fund serve at the pleasure of the Board of Trustees.



Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210++


++For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2)Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New York Municipal Money Fund


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA New York Municipal Money Fund


Date: May 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       CMA New York Municipal Money Fund


Date: May 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA New York Municipal Money Fund


Date: May 21, 2003



Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.